25. Net Loss Per Share (Details - Antidilutive shares) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	726,880	2,136,424	555,510
Share options and non-vested restricted stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	261,450	502,573	555,510
Convertible Bonds [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	465,430	1,633,851	0